Conversus StepStone Private Markets

Consolidated Schedule of Investments

December 31, 2021 (unaudited)

Investment Funds(a)(b)(c)(d) — 63.9%

	Acquisition		Geographic
Name	Date(e)	Asset Class	Region(f)	Fair Value
Riverside Micro-Cap Fund IV-A, L.P. (g)	12/31/2021	Private Equity	North America	$12,444,597
Global Infrastructure Partners II-C, L.P. (g)	06/30/2021	Infrastructure	North America	8,887,246
CD&R Value Building Partners I, L.P. (g)	12/17/2021	Private Equity	North America	8,471,870
Kelso Breathe Investor (DE), L.P. (g)	02/11/2021	Private Equity	North America	7,557,713
Valar Co-Invest 1 LP (g)(h)	12/29/2020	Private Equity	North America	7,012,079
Clayton, Dubilier & Rice Fund X, L.P. (g)(j)	12/31/2021	Private Equity	North America	6,044,103
Pegasus WSJLL Fund, L.P. (g)	12/14/2021	Private Equity	North America	5,919,638
Audax Private Equity Fund IV CF, L.P. (g)	12/24/2020	Private Equity	North America	5,804,917
Vector Capital V, L.P. (g)	12/31/2021	Private Equity	North America	5,716,266
HPH II International FF, LP (g)	07/12/2021	Private Equity	North America	5,306,983
West Street Real Estate Secondary Partners B, L.P. (g)(i)	12/10/2021	Real Estate	North America	5,245,279
Webster Equity Partners III-A, L.P. (g)	04/29/2021	Private Equity	North America	5,198,345
Trive Capital Fund III LP (g)(k)	12/31/2021	Private Equity	North America	4,596,520
Catterton Partners VII, LP (g)	12/31/2021	Private Equity	North America	4,560,960
Westview Capital Partners III, L.P. (g)(j)	12/31/2021	Private Equity	North America	4,093,292
Excellere Capital Fund II, L.P. (g)	04/01/2021	Private Equity	North America	4,085,749
H.I.G. Realty Credit SRE Non-REIT L.P. (g)	10/01/2021	Real Estate	North America	3,816,677
Harvest Partners VI, L.P. (g)(k)	03/31/2021	Private Equity	North America	3,618,145
THL HT Parallel SPV, L.P. (g)	11/30/2020	Private Equity	North America	3,606,902
Berkshire Fund IX, L.P. (g)(i)	09/04/2021	Private Equity	North America	3,411,140
TA Atlantic and Pacific VII-B L.P. (g)(j)	12/31/2020	Private Equity	North America	3,008,646
Stripes Continuation Feeder Fund, LP (g)	10/29/2021	Private Equity	North America	2,861,417
Patriot SPV, L.P. (g)	03/18/2021	Private Equity	North America	2,790,923
Pine Brook Capital Partners II, L.P. (g)(j)	12/31/2020	Private Equity	North America	2,773,148
AHP Fund I PV Feeder L.P. (g)	12/28/2020	Private Equity	North America	2,760,200
OHCP V GA COI, L.P. (g)	12/16/2020	Private Equity	North America	2,694,369
Berkshire Fund VIII, L.P. (g)(i)	09/04/2021	Private Equity	North America	2,592,348
Riverside Capital Appreciation Fund VI, L.P. (g)	12/31/2021	Private Equity	North America	2,567,210
Apollo Overseas Partners (Delaware 892) VIII, L.P. (g)(j)	04/01/2021	Private Equity	North America	2,481,595
Ampersand CF Limited Partnership (g)	11/12/2020	Private Equity	North America	2,411,744
JFL-NG Continuation Fund, L.P. (g)	10/27/2021	Private Equity	North America	2,351,047
Riverside Micro-Cap Fund IV B A, L.P. (g)	12/31/2021	Private Equity	North America	2,304,606
Fulcrum Capital Partners V, LP(g)	12/31/2021	Private Equity	North America	2,249,827
SPC Partners IV, L.P. (g)(l)	03/31/2021	Private Equity	North America	2,046,875
Gryphon Partners IV, L.P. (g)	12/31/2021	Private Equity	North America	2,026,212
Oak Hill Capital Partners V, L.P. (g)	01/29/2021	Private Equity	North America	1,943,842
Tailwind Capital Partners II (Cayman) L.P. (g)	12/31/2020	Private Equity	North America	1,565,012
PTEV, L.P. (g)(i)	12/30/2021	Private Equity	North America	1,501,291
Trive Capital Fund III-A, LP (g)	12/31/2021	Private Equity	North America	1,370,951
Sterling Investment Partners III, L.P. (g)(j)	01/01/2021	Private Equity	North America	1,283,745
FFL Parallel Fund IV, L.P. (g)(j)	01/01/2021	Private Equity	North America	1,203,145
Blackstone Capital Partners VI L.P. (g)(j)	01/01/2021	Private Equity	North America	1,092,527
AHP Fund II PV Feeder L.P. (g)	12/28/2020	Private Equity	North America	1,001,020
Trive Capital Fund II (Offshore) LP (g)	12/31/2021	Private Equity	North America	989,841
L Catterton VIII Offshore, LP (g)	12/31/2021	Private Equity	North America	922,036
Apollo Natural Resources Partners II, L.P. (g)(j)	04/01/2021	Private Equity	North America	904,740
Worldview Technology Partners IV, L.P. (g)(j)	04/01/2021	Private Equity	North America	619,720
Water Street Healthcare Partners II, L.P. (g)	04/01/2021	Private Equity	North America	614,992
Gridiron Capital Fund II, L.P. (g)(l)	04/01/2021	Private Equity	North America	502,090
Madison Dearborn Capital Partners VIII-C, L.P. (g)	03/12/2021	Private Equity	North America	416,237
SPC Partners V, L.P. (g)(j)	12/31/2020	Private Equity	North America	375,537
LLR Equity Partners III, L.P. (g)(l)	04/02/2021	Private Equity	North America	369,528
AEA Investors Fund V LP (g)(j)	12/31/2020	Private Equity	North America	280,617
Berkshire Fund X, L.P. (g)(i)	09/04/2021	Private Equity	North America	275,995
Quintana Energy Partners II, L.P. (g)(k)	04/02/2021	Private Equity	North America	256,507
TPG Growth II, L.P. (g)(l)	04/09/2021	Private Equity	North America	236,511
Apollo Natural Resources Partners, L.P. (g)(j)	04/01/2021	Private Equity	North America	222,077
Saw Mill Capital Investors, L.P. (g)(k)	04/09/2021	Private Equity	North America	191,988
Littlejohn Fund IV-A, L.P. (g)(j)	12/31/2020	Private Equity	North America	183,814
ABRY Partners VI, L.P. (g)(l)	03/31/2021	Private Equity	North America	142,685
Trive Capital Fund I (Offshore) LP (g)	12/31/2021	Private Equity	North America	136,904
Gores Capital Partners III, L.P. (g)(j)	01/01/2021	Private Equity	North America	124,446
Apollo Overseas Partners (Delaware 892) VII, L.P. (g)(j)	04/01/2021	Private Equity	North America	115,838

Conversus StepStone Private Markets

Consolidated Schedule of Investments

December 31, 2021 (unaudited)

Investment Funds(a)(b)(c)(d) — 63.9%

	Acquisition		Geographic
Name	Date(e)	Asset Class	Region(f)	Fair Value
Gridiron Strategic Advisors Fund, L.P. (g)(l)	04/01/2021	Private Equity	North America	$72,839
ABRY Senior Equity III, L.P. (g)(l)	03/31/2021	Private Equity	North America	54,012
Clearview Capital Fund II, L.P. (g)(l)	03/31/2021	Private Equity	North America	53,844
Odyssey Investment Partners Fund IV, LP (g)	04/01/2021	Private Equity	North America	38,037
TowerBrook Investors III (Parallel), L.P. (g)	12/31/2020	Private Equity	North America	25,023
Riverside Fund IV, L.P. (g)(k)	04/09/2021	Private Equity	North America	17,542

Total North America — 56.7%				172,423,521

Sixth Cinven Fund (No. 3) Limited Partnership (g)(l)	10/30/2020	Private Equity	Europe	7,109,205
Advent International GPE VIII-H Limited Partnership (g)(j)	12/31/2021	Private Equity	Europe	4,942,736
Fifth Cinven Fund (No. 1) Limited Partnership (g)(l)	10/30/2020	Private Equity	Europe	2,652,511
LQG JV Landmark Portfolio GmbH & Co KG (g)(l)	07/12/2021	Real Estate	Europe	1,251,002
Advent International GPE VII-E Limited Partnership (g)(j)	12/31/2021	Private Equity	Europe	1,056,391
Astorg V (g)	01/01/2021	Private Equity	Europe	851,175
WREP#2 Luxco S.à r.l. (g)(l)	07/12/2021	Real Estate	Europe	639,466
Kitty Hawk Capital Partners IV (Euro Feeder I) L.P. (g)(l)	07/12/2021	Real Estate	Europe	624,320
Astorg IQ-EQ Fund (g)	12/31/2021	Private Equity	Europe	475,382
DFI European Value-Add Fund II (g)(l)	07/12/2021	Real Estate	Europe	452,156
Equistone Partners Europe Fund IV (g)	12/31/2020	Private Equity	Europe	400,679
Harbert European Real Estate Fund III, L.P. (g)(l)	07/12/2021	Real Estate	Europe	82,695
Eurostone SRIO II S.C.A (g)(l)	07/12/2021	Real Estate	Europe	71,453

Total Europe — 6.8%				20,609,171

Carlyle MENA Partners, L.P. and Parallel Vehicles (g)(j)	01/01/2021	Private Equity	Middle East	671,973
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles (g)(j)	01/01/2021	Private Equity	Latin America	611,631

Total Rest of World — 0.4%				1,283,604

Total Investment Funds — 63.9% (Cost $161,642,463)				$194,316,296

Co-Investments — Private Equity — 13.3%

	Acquisition		Geographic
Name	Date(e)	Asset Class	Region(f)	Shares	Fair Value
MH Fund II Co-Invest, LP (g)(i)	03/23/2021	Real Estate	North America	(m)	$6,056,860
Apple Co-Invest L.P. (g)	09/20/2021	Infrastructure	North America	(n)	5,173,770
Decisions, LLC (g)(k)	12/28/2020	Private Equity	North America	1,718,769	5,131,199
Pegasus Coinvestors LP (g)(k)	10/05/2021	Real Estate	North America	(n)	3,455,422
MPP KKC Holdings, LLC (g)(i)	11/10/2021	Private Equity	North America	3,000,000	3,000,000
THL Fund IX Investors (Beacon), L.P. (g)	05/05/2021	Private Equity	North America	(n)	2,486,638
BPCP Speedstart Acquisition, LLC (g)(i)	01/20/2021	Private Equity	North America	1,900	2,163,905
TPG VIII Merlin CI II, L.P. (g)	07/30/2021	Private Equity	North America	(n)	938,939

Total North America — 9.3%					28,406,733

Palace Co-Invest, SLP (g)	08/07/2021	Infrastructure	Europe	(o)	9,054,895
BC Partners Defender Co-Investment L.P. (g)	09/10/2021	Private Equity	Europe	(p)	2,974,381

Total Europe — 4.0%					12,029,276

Total Co-Investments — Private Equity — 13.3% (Cost $37,083,111)					$40,436,009

Conversus StepStone Private Markets

Consolidated Schedule of Investments

December 31, 2021 (unaudited)

Co-Investments — Direct Debt — 1.3%

		Acquisition
Name	Rate	Date	Maturity Date	Investment Type	Principal	Fair Value
Hao Tian Asia Investment Co Ltd. Facility A (g)(l)	10.65%	06/04/2021	10/11/2024	Mezzanine	$4,012,321	$3,967,209
Hao Tian Asia Investment Co Ltd. Facility B (g)(l)	10.65%	06/04/2021	10/11/2024	Mezzanine	162,710	162,710

Total Europe — 1.3%						4,129,919

Total Co-Investments — Direct Debt — 1.3% (Cost $4,323,878)						$4,129,919

Common Stock — 0.1%

	Acquisition		Geographic
Name	Date	Asset Class	Region	Shares	Fair Value
Corsa Coal Corp. (c)(k)	12/29/2021	Common Stock	North America	491,308	$245,163

Total North America — 0.1%					245,163

Total Common Stock — 0.1% (Cost $—)					$245,163

Cash Equivalent — 19.4%

		Geographic
Name	Asset Class	Region(f)	Shares	Fair Value
First American Government Obligations Fund, Class X 0.03%(q)(r)	Cash Equivalent	North America	58,920,650	$58,920,650

Total Cash Equivalent — 19.4% (Cost $58,920,650)				58,920,650

Total Investments — 98.0% (Cost $261,970,102)				$298,048,037

Other Assets and Liabilities, Net — 2.0%				6,189,513

Net Assets — 100.0%				$304,237,550

(a)	Investment Funds include secondary fund investments.
(b)	Investment does not issue shares.
(c)	Non-income producing.
(d)	Investment funds are not redeemable and the final distribution date is not known at this time.
(e)

Private assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date.

(f)	Geographic region generally reflects the location of the Investment Manager.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)	Partnership is invested in Wise plc listed on the London Stock Exchange effective July 7, 2021.
(i)	Security is held by CPRIM LLC — Series A.
(j)	Security is held by CPRIM Cayman II LLC.
(k)	Security is held by CPRIM LLC — Series B.
(l)	Security is held by CPRIM Cayman LLC.
(m)	As of December 31, 2021, CPRIM LLC - Series A owns 2.17% of this limited partnership.
(n)	As of December 31, 2021, CPRIM owns less than 1% of this limited partnership.
(o)	As of December 31, 2021, CPRIM owns 1.78% of this limited partnership.

Conversus StepStone Private Markets

Consolidated Schedule of Investments

December 31, 2021 (unaudited)

(p)	As of December 31, 2021, CPRIM owns 1.47% of this limited partnership.
(q)	The rate reported is the 7-day effective yield at the period end.
(r)	The audited statements of the fund can be found at sec.gov.

The following table summarizes the Fund’s investments classified in the fair value hierarchy as of December 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Funds	$—	$—	$194,316,296	$194,316,296
Co-Investments	—	—	44,565,928	44,565,928
Common Stock	245,163	—	—	245,163
Cash Equivalent	58,920,650	—	—	58,920,650

Total Investments in Securities	$59,165,813	$—	$238,882,224	$298,048,037

The following table shows a reconciliation of the investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of April 1, 2021	Net Transfers In (Out) of Level 3	Purchases	Sales and Distributions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Balance as of December 31, 2021

Investment Funds	$59,057,130	$—	$129,970,820	$(32,329,291)	$17,386,713	$20,230,934	$194,316,296
Co-Investments	12,962,500	—	32,992,074	(2,232,240)	47,154	796,440	44,565,928

	$72,019,630	$—	$162,962,894	$(34,561,531)	$17,433,867	$21,027,364	$238,882,224

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